Commitments and contingencies	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Commitments and contingencies
25. Commitments and contingencies
25.1 Group as a lessee
Information relating to the Group as a lessee can be found in Note 11 (Property, Plant and Equipment) and Note 23 (Financial and capital risk management).
25.2 Operating lease arrangements
Operating leases, in which the Group was the sublessor, related to a portion of an office leased by the Group, with lease terms of between one to two years. One of the subleases had an automatic extension on a month-to-month
basis following the initial lease term, with rental increasing at a set percentage on each annual anniversary of the agreement. In August 2020, the Group terminated this lease arrangement. As at December 31, 2020 the Group does not have any leases as a lessor.
The maturity analysis of payments receivable by the Group in its capacity as sublessor is disclosed below:

	December 31,
	2020	2019
Within one year	—	552
After one year but not more than five years	—	—
More than five years	—	—

	—	552

The Group did not have any leasing arrangements classified as finance leases as of December 31, 2020 and 2019.
25.3 Financial commitments
Each of Mereo BioPharma 1 Limited, Mereo BioPharma 2 Limited and Mereo BioPharma 3 Limited (together, the “Subsidiaries”) issued to Novartis loan notes (which were assigned by Novartis to the Company in exchange for ordinary shares pursuant to the Subscription Agreement) and each of the Subsidiaries agreed to make future payments to Novartis comprising amounts equal to ascending specified percentages of tiered annual worldwide net sales (beginning at high single digits and reaching into double digits at higher sales) by such Subsidiary of products that include the assets acquired. The levels of ascending percentages of tiered annual worldwide net sales are the same for each Subsidiary under the respective Purchase Agreements.
Each Subsidiary further agreed that in the event it transfers, licenses, assigns or leases all or substantially all of its assets, it will pay Novartis a percentage of the proceeds of such transaction. The Company will retain the majority of the proceeds from such a transaction. Such percentage is the same for each Subsidiary under the respective Purchase Agreements. The payment of a percentage of proceeds is not payable with respect to any transaction involving equity interests of Mereo BioPharma Group plc, a merger or consolidation of Mereo BioPharma Group plc, or a sale of any assets of Mereo BioPharma Group plc.
In October 2017, the Group’s wholly owned subsidiary Mereo BioPharma 4 Limited entered into an exclusive license and option agreement (“the License Agreement”), to obtain from AstraZeneca an exclusive worldwide, sub-licensable
license under AstraZeneca’s intellectual property rights relating to
MPH-966,
with an option to acquire such intellectual property rights following commencement of a pivotal trial and payment of related milestone payments (“the Option”), together with the acquisition of certain related assets. Upon entering into the License Agreement, the Group made a payment of $3.0 million and issued 490,798 ordinary shares to AstraZeneca, for an aggregate upfront payment equal to $5.0 million. In connection with certain development and regulatory milestones, the Group has agreed to make payments of up to $115.5 million in the aggregate and issue additional ordinary shares to AstraZeneca for licensed products containing
MPH-966.
In addition, the Group has agreed to make payments to AstraZeneca based on specified commercial milestones of the product. The Group has also agreed to pay a specified percentage of sub-licensing
revenue to AstraZeneca and to make royalty payments to AstraZeneca equal to ascending specified percentages of tiered annual worldwide net sales by the Group of licensed products (subject to certain reductions), ranging from the high single digits to low double digits. Royalties will be payable on a licensed-product-by-licensed-product
and
country-by-country
basis until the later of ten years after the first commercial sale of such licensed product in such country and expiration of the last patent covering such licensed product in such country that would be sufficient to prevent generic entry. The Group has agreed to use commercially reasonable efforts to develop and commercialize at least one licensed product.
The License Agreement will expire on the expiry of the
last-to-expire
royalty term with respect to all licensed products. Upon the expiration of the royalty term for a licensed product in a particular country, the licenses to the Group for such product in such country will become fully paid and irrevocable. Prior to exercise of the Option, if at all, the Group may terminate the License Agreement upon prior written notice. Either party may terminate the agreement upon prior written notice for the other party’s material breach that remains uncured for a specified period of time or insolvency.